Mining interests - Schedule of Fair Value Calculation Assumptions (Details) - Masbate	12 Months Ended
Dec. 31, 2019 $ / Ounce
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.00%
Long-term gold price
Disclosure of detailed information about property, plant and equipment [line items]
Fair value inputs price per ounce (in usd per oz)	1,350
Silver price
Disclosure of detailed information about property, plant and equipment [line items]
Fair value inputs price per ounce (in usd per oz)	17